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Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

April 27, 2010

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attn: Mr. Larry L. Greene, Senior Counsel

Re:
Blackstone / GSO Senior Floating Rate Term Fund

        Registration Statement on Form N-2, File Nos. 339-165353 and 811-22393

Dear Sir or Madam:

        On behalf of Blackstone / GSO Senior Floating Rate Term Fund (the "Fund"), we hereby submit for filing by direct electronic transmission the Fund's Pre-Effective Amendment No. 2 to the above referenced registration statement of the Fund originally filed with the Securities and Exchange Commission on March 8, 2010 pursuant to the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

        Any questions or communications concerning the enclosed materials should be directed to Sarah Cogan of this firm at 212-455-3575 or Rafael Vasquez of this firm at 212-455-3566.

Very truly yours,
/s/ Simpson Thacher & Bartlett LLP SIMPSON THACHER & BARTLETT LLP

Enclosures

cc:
Daniel H. Smith, Jr.

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Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017
  April 27, 2010